Advances for vessels under construction and acquisition of vessels	12 Months Ended
Dec. 31, 2016
Advances for vessels under construction and acquisition of vessels [Abstract]
Advances for vessels under construction and acquisition of vessels:
6.      Advances for vessel under construction and acquisition of vessels:
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	2015	2016

Pre-delivery yard installments and fair value adjustment (Note 1)	$65,009	$32,602
Bareboat capital leases - upfront hire & handling fees	54,428	25,272
Capitalized interest and finance costs	6,301	4,966
Other capitalized costs (Note 3)	2,172	1,730
Total	$127,910	$64,570

During 2015 and in early 2016 the Company reached an agreement in principle with certain shipyards to defer the delivery and reduce the purchase price of certain newbuilding vessels.  The estimated delivery dates disclosed in the tables of Note 1 take effect of these negotiations.  In addition, during the year ended December 31, 2015, the Company agreed to reassign the leases for two newbuilding vessels back to the vessels' owner for a one-time refund to the Company of $5,800 each.
During the year ended December 31, 2016, the Company terminated two shipbuilding contacts, leaving the Company with no future capital expenditure obligations with respect to these two newbuildings and an impairment charge of $1,068 was recorded in the year ended December 31, 2016, in order to write off the total amount of assets, in respect with the two terminated shipbuilding contracts.
As also discussed in Note 5 above, in 2015, the Company entered into separate agreements with third parties to sell upon their delivery from the shipyard the newbuilding vessels Behemoth, Bruno Marks, Jenmark, Star Aries and Star Taurus. The first two of these vessels were delivered to purchasers in January 2016, while the remaining three were delivered until the end of June 2016. Additionally, in January 2016, the Company entered into an agreement to sell upon its delivery from the shipyard the newbuilding vessel Megalodon (ex-HN 5056). The vessel was delivered to its new owners in January 2016.  None of these vessels met the 'held-for-sale' classification criteria as of December 31, 2015, as none of them was considered available for immediate sale in its present condition at that date.
As summarized in the relevant table of Note 1, as of December 31, 2016, the Company was party to five newbuilding contracts or lease arrangements for the construction of drybulk carriers of various types.
Taking into effect the outcome of the negotiations discussed above, as of December 31, 2016, the total aggregate remaining contracted price for the five newbuilding vessels plus agreed extras was $187,014, of which $112,675 is payable during the next twelve months ending December 31, 2017, and the remaining $74,339 is payable during the year ending December 31, 2018.  An amount of $79,936 and $39,984, respectively, will be financed through bareboat capital lease arrangements, as discussed above, the commitments of which are reflected in Note 16.
In addition, as of December 31, 2016, the Company is entitled to receive a refund of $4,820 from the shipyards, $1,604 of which is separately reflected in the accompanying relevant consolidated balance sheet under “Other non-current assets,” while the remaining $3,216 is included under “Prepaid expenses and other receivables.”